Schedule of Investments - Virtus Real Asset Income ETF

July 31, 2022 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 98.8%
Communication Services - 7.5%
Cogent Communications Holdings, Inc.	25,453	$1,624,156
KT Corp. (South Korea)(1)	107,469	1,547,553
Mobile TeleSystems PJSC (Russia)(1)(2)	193,601	194
Orange SA (France)(1)(3)	129,151	1,313,466
PLDT, Inc. (Philippines)(1)	45,459	1,392,409
Shenandoah Telecommunications Co.	60,752	1,354,770
SK Telecom Co., Ltd. (South Korea)(1)	66,723	1,529,958
TELUS Corp. (Canada)	68,294	1,570,762
Total Communication Services		10,333,268
Consumer Staples - 1.0%
Alico, Inc.	39,175	1,427,537
Energy - 13.5%
Cheniere Energy Partners LP(3)	33,728	1,701,915
Coterra Energy, Inc.	55,515	1,698,204
Delek Logistics Partners LP(3)	32,576	1,796,241
Enbridge, Inc. (Canada)	36,451	1,637,743
Hess Midstream LP Class A(3)	54,049	1,644,171
Kinder Morgan, Inc.	91,862	1,652,597
North American Construction Group Ltd. (Canada)	135,017	1,504,089
Petroleo Brasileiro SA (Brazil)(1)	131,141	1,872,694
Sitio Royalties Corp.	65,675	1,938,069
TC Energy Corp. (Canada)	29,224	1,558,224
Williams Cos., Inc. (The)	49,126	1,674,705
Total Energy		18,678,652
Financials - 1.4%
Arbor Realty Trust, Inc.	116,372	1,934,103
Materials - 25.7%
Agnico Eagle Mines Ltd. (Canada)	29,748	1,278,867
Alamos Gold, Inc. Class A (Canada)	207,396	1,636,354
AngloGold Ashanti Ltd. (Tanzania)(1)	94,899	1,395,964
Barrick Gold Corp. (Canada)	77,407	1,218,386
DRDGOLD Ltd. (South Africa)(1)	233,477	1,449,892
FMC Corp.	13,931	1,547,734
FutureFuel Corp.	208,234	1,497,203
Gerdau SA (Brazil)(1)	341,260	1,610,747
Gold Fields Ltd. (South Africa)(1)(3)	158,061	1,454,161
LyondellBasell Industries NV Class A	17,178	1,530,903
Mosaic Co. (The)	30,062	1,583,065
Newmont Corp.	23,253	1,052,896
Nutrien Ltd. (Canada)	17,388	1,489,456
Pan American Silver Corp. (Canada)	71,541	1,454,429
POSCO Holdings, Inc. (South Korea)(1)	32,471	1,521,266
Scotts Miracle-Gro Co. (The)(3)	20,111	1,788,873
Southern Copper Corp. (Peru)	28,386	1,413,623
Steel Dynamics, Inc.	22,311	1,737,581
Ternium SA (Mexico)(1)	40,222	1,425,066
Tronox Holdings PLC Class A	94,061	1,468,292
Vale SA (Brazil)(1)	103,698	1,395,775
Valvoline, Inc.	52,582	1,694,192
Wheaton Precious Metals Corp. (Brazil)	39,279	1,347,270
Yamana Gold, Inc. (Canada)	303,342	1,449,975
Total Materials		35,441,970
Real Estate - 34.5%
Agree Realty Corp.(3)	21,159	1,684,045
Alexander & Baldwin, Inc.	84,739	1,687,153
Americold Realty Trust, Inc.	52,477	1,718,622
AvalonBay Communities, Inc.	7,856	1,680,713
CareTrust REIT, Inc.	84,529	1,745,524
Security Description	Shares	Value
COMMON STOCKS (continued)
Real Estate (continued)
Community Healthcare Trust, Inc.	44,412	$1,729,847
Cousins Properties, Inc.	51,116	1,576,928
Crown Castle International Corp.	8,903	1,608,416
CTO Realty Growth, Inc.(3)	75,521	1,601,045
CubeSmart	36,556	1,676,824
Digital Realty Trust, Inc.	11,312	1,498,274
Douglas Emmett, Inc.	67,665	1,599,601
Equity Residential	21,054	1,650,423
Essential Properties Realty Trust, Inc.	71,122	1,715,463
Essex Property Trust, Inc.	5,866	1,680,785
Four Corners Property Trust, Inc.	57,610	1,683,940
Getty Realty Corp.	58,238	1,708,703
Industrial Logistics Properties Trust	111,554	1,118,887
Kilroy Realty Corp.	29,224	1,583,356
Medical Properties Trust, Inc.	102,441	1,766,083
National Retail Properties, Inc.	35,718	1,700,534
National Storage Affiliates Trust	31,528	1,728,995
Piedmont Office Realty Trust, Inc. Class A	115,325	1,586,872
RE/MAX Holdings, Inc. Class A	65,047	1,648,291
Realty Income Corp.(3)	22,625	1,674,024
SL Green Realty Corp.	31,843	1,581,005
STORE Capital Corp.	57,819	1,677,907
UDR, Inc.	33,728	1,632,435
VICI Properties, Inc.(3)	51,325	1,754,802
Total Real Estate		47,699,497
Utilities - 15.2%
Algonquin Power & Utilities Corp. (Canada)(3)	113,020	1,581,150
Alliant Energy Corp.	27,024	1,646,572
Avista Corp.	37,185	1,571,438
Cia Energetica de Minas Gerais (Brazil)(1)	711,639	1,579,839
Cia Paranaense de Energia (Brazil)(1)(3)	228,240	1,501,819
CMS Energy Corp.	23,987	1,648,626
Evergy, Inc.	24,510	1,673,053
Fortis, Inc. (Canada)	33,204	1,569,221
Korea Electric Power Corp. (South Korea)*(1)	177,229	1,527,714
NRG Energy, Inc.	41,165	1,553,979
Sempra Energy	10,475	1,736,755
WEC Energy Group, Inc.	16,131	1,674,559
Xcel Energy, Inc.	22,834	1,670,992
Total Utilities		20,935,717
Total Common Stocks
(Cost $138,698,296)		136,450,744
SECURITIES LENDING COLLATERAL - 4.6%
Money Market Fund - 4.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.83%(4)(5)
(Cost $6,324,612)	6,324,612	6,324,612

TOTAL INVESTMENTS - 103.4%
(Cost $145,022,908)		142,775,356
Liabilities in Excess of Other Assets - (3.4)%		(4,712,343)
Net Assets - 100.0%		$138,063,013

*	Non-income producing security.
(1)	American Depositary Receipts.
(2)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

Schedule of Investments - Virtus Real Asset Income ETF (continued)

July 31, 2022 (unaudited)

(3)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $9,726,944; total market value of collateral held by the Fund was $9,965,133. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $3,640,521.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	The rate shown reflects the seven-day yield as of July 31, 2022.

Schedule of Investments - Virtus Real Asset Income ETF (continued)

July 31, 2022 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2022.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$136,450,550	$—	$194	$136,450,744
Money Market Fund	6,324,612	—	—	6,324,612
Total	$142,775,162	$—	$194	$142,775,356

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended July 31, 2022.